Contract revenues - Contract Revenue Attributable to Licensing Arrangements (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract Revenue [Abstract]
Total contract revenues	SFr 27,309	SFr 14,801	SFr 3,935
Janssen
Contract Revenue [Abstract]
Total contract revenues	24,600	14,800
Takeda
Contract Revenue [Abstract]
Total contract revenues	SFr 2,709
Life Molecular Imaging
Contract Revenue [Abstract]
Total contract revenues			SFr 3,935
Other
Contract Revenue [Abstract]
Total contract revenues		SFr 1